Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2024
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Large Cap Value Fund

Supplement dated February 7, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

Lord Abbett Focused Large Cap Value Fund (the “Fund”) is diversified under the Investment Company Act of 1940, as amended. All references to the Fund’s non-diversified status are hereby removed in their entirety.